PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The company’s PP&E relates to the operating segments as shown below:

	Renewable Power and Transition (a)		Infrastructure (b)		Private Equity (c)		Real Estate (Core and Transitional & Development)[2] (d)		Real Estate (LP Investments) and Other[2] (e)		Total
AS AT DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Cost	$52,279	$46,284	$56,560	$51,635	$19,317	$22,470	$545	$543	$11,105	$16,663	$139,806	$137,595
Accumulated fair value changes	36,324	31,989	5,419	4,137	(549)	(701)	9	50	1,676	2,464	42,879	37,939
Accumulated depreciation	(12,189)	(11,922)	(9,354)	(7,226)	(5,381)	(5,934)	(239)	(248)	(2,503)	(2,587)	(29,666)	(27,917)
Total[1]	$76,414	$66,351	$52,625	$48,546	$13,387	$15,835	$315	$345	$10,278	$16,540	$153,019	$147,617
1.As at December 31, 2024, the total includes $6.2 billion (2023 – $6.8 billion) of PP&E leased to third parties as operating leases. Our ROU PP&E assets include $1.1 billion (2023 – $757 million) in our Renewable Power and Transition segment, $5.2 billion (2023 – $3.6 billion) in our Infrastructure segment, $924 million (2023 – $1.3 billion) in our Private Equity, $80 million (2023 – $86 million) in our core and transitional and development investments within our Real Estate segment, and $829 million (2023 – $1.1 billion) within our Asset Management segment, totaling $8.1 billion (2023 – $6.8 billion) of ROU assets.
2.Real estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Our Renewable Power and Transition PP&E consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023
Cost, beginning of year	$13,656	$12,480	$16,787	$11,904	$15,841	$10,099	$46,284	$34,483
Additions, net of disposals and assets reclassified as held for sale	(187)	148	(862)	1,147	2,472	1,981	1,423	3,276
Acquisitions through business combinations	—	—	3,263	3,712	4,176	3,488	7,439	7,200
Foreign currency translation and other	(1,646)	1,028	(840)	24	(381)	273	(2,867)	1,325
Cost, end of year	11,823	13,656	18,348	16,787	22,108	15,841	52,279	46,284

Accumulated fair value changes, beginning of year	26,653	25,642	3,614	3,253	1,722	1,831	31,989	30,726
Fair value changes	3,215	(596)	1,531	296	1,185	(84)	5,931	(384)
Dispositions and assets reclassified as held for sale	—	49	—	6	(60)	(23)	(60)	32
Foreign currency translation and other	(1,307)	1,558	(168)	59	(61)	(2)	(1,536)	1,615
Accumulated fair value changes, end of year	28,561	26,653	4,977	3,614	2,786	1,722	36,324	31,989

Accumulated depreciation, beginning of year	(6,332)	(5,564)	(3,560)	(2,861)	(2,030)	(1,541)	(11,922)	(9,966)
Depreciation expenses	(646)	(667)	(802)	(709)	(602)	(499)	(2,050)	(1,875)
Dispositions and assets reclassified as held for sale	143	5	566	4	221	2	930	11
Foreign currency translation and other	698	(106)	382	6	(227)	8	853	(92)
Accumulated depreciation, end of year	(6,137)	(6,332)	(3,414)	(3,560)	(2,638)	(2,030)	(12,189)	(11,922)
Balance, end of year	$34,247	$33,977	$19,911	$16,841	$22,256	$15,533	$76,414	$66,351
The following table presents our Renewable Power and Transition PP&E measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2024	2023
North America	$44,538	$41,636
Colombia	12,431	10,585
Brazil	4,283	5,578
Europe	7,144	5,409
Asia and other	8,018	3,143
	$76,414	$66,351
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2024 and 2023 are summarized below.

	North America		Colombia		Brazil		Europe
AS AT DEC. 31	2024	2023	2024	2023	2024	2023	2024	2023
Discount rate
Contracted	5.1% – 5.8%	5.1% – 5.7%	8.5%	8.7%	9.6%	8.4%	4.9% – 6.6%	4.8%
Uncontracted	6.3% – 7.2%	6.3% – 7.0%	9.8%	10.0%	10.9%	9.7%	4.9% – 6.6%	4.8%
Terminal capitalization rate[1]	4.3% – 5.1%	4.4% – 5.0%	7.3%	8.0%	n/a	n/a	n/a	n/a
Terminal year	2048	2046	2044	2043	2052	2053	2047	2037
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Key assumptions on contracted generation and future power pricing are summarized below:

AS AT DEC. 31, 2024	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	64%	25%	61	65	90	104
Colombia (prices in COP$/MWh)	49%	4%	310	398	494	684
Brazil (prices in R$/MWh)	79%	36%	310	393	309	430
Europe (prices in €/MWh)	95%	45%	91	93	94	86
Our Infrastructure PP&E consists of the following:

	Utilities		Transport		Midstream		Data		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Cost, beginning of year	$8,278	$7,292	$18,866	$9,285	$15,405	$14,679	$9,086	$8,184	$51,635	$39,440
Additions, net of disposals and assets reclassified as held for sale	572	547	867	606	480	407	818	918	2,737	2,478
Acquisitions through business combinations	—	118	—	8,811	—	—	4,141	35	4,141	8,964
Foreign currency translation and other	(270)	321	(330)	164	(1,127)	319	(226)	(51)	(1,953)	753
Cost, end of year	8,580	8,278	19,403	18,866	14,758	15,405	13,819	9,086	56,560	51,635

Accumulated fair value changes, beginning of year	1,894	1,624	1,410	1,104	833	523	—	—	4,137	3,251
Disposition and assets reclassified as held for sale	—	—	—	—	—	—	(4)	—	(4)	—
Fair value changes	120	143	92	330	1,189	312	12	—	1,413	785
Foreign currency translation and other	(57)	127	(69)	(24)	(1)	(2)	—	—	(127)	101
Accumulated fair value changes, end of year	1,957	1,894	1,433	1,410	2,021	833	8	—	5,419	4,137

Accumulated depreciation, beginning of year	(1,836)	(1,456)	(2,605)	(2,040)	(1,538)	(982)	(1,247)	(920)	(7,226)	(5,398)
Depreciation expenses	(413)	(392)	(1,003)	(601)	(629)	(557)	(775)	(419)	(2,820)	(1,969)
Dispositions and assets reclassified as held for sale	109	72	103	82	101	30	28	90	341	274
Foreign currency translation and other	70	(60)	128	(46)	120	(29)	33	2	351	(133)
Accumulated depreciation, end of year	(2,070)	(1,836)	(3,377)	(2,605)	(1,946)	(1,538)	(1,961)	(1,247)	(9,354)	(7,226)
Balance, end of year	$8,467	$8,336	$17,459	$17,671	$14,833	$14,700	$11,866	$7,839	$52,625	$48,546
Key valuation metrics of the company’s utilities, transport, and midstream assets at the end of 2024 and 2023 are summarized below.

	Utilities		Transport		Midstream
AS AT DEC. 31	2024	2023	2024	2023	2024	2023
Discount rates	8% – 15%	8% – 11%	10%	9%	15%	15%
Terminal value multiples	16x	15x	9x – 20x	8x – 20x	8x – 10x	10x
Investment horizon	10 – 20 yrs	10 – 20 yrs	10 yrs	10 yrs	1 – 2 yrs	6 yrs
The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023
Balance, beginning of year	$22,470	$21,548	$(701)	$(611)	$(5,934)	$(5,271)	$15,835	$15,666
Additions/(dispositions)[1], net of assets reclassified as held for sale	(1,908)	(137)	307	93	1,960	1,469	359	1,425
Acquisitions through business combinations	32	239	—	—	—	—	32	239
Foreign currency translation and other	(1,277)	820	12	(9)	257	(234)	(1,008)	577
Depreciation expenses	—	—	—	—	(1,664)	(1,898)	(1,664)	(1,898)
Impairment charges	—	—	(167)	(174)	—	—	(167)	(174)
Balance, end of year	$19,317	$22,470	$(549)	$(701)	$(5,381)	$(5,934)	$13,387	$15,835
1.For accumulated impairment and accumulated depreciation, (additions)/dispositions.
d)    Real Estate (Core and Transitional & Development)

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023
Balance, beginning of year	$543	$562	$50	$58	$(248)	$(236)	$345	$384
Additions/(dispositions)[1], net of assets reclassified as held for sale	13	(19)	—	—	48	30	61	11
Foreign currency translation and other	(11)	—	—	24	8	1	(3)	25
Fair value changes	—	—	(21)	(32)	—	—	(21)	(32)
Depreciation expenses	—	—	—	—	(47)	(43)	(47)	(43)
Impairment charges	—	—	(20)	—	—	—	(20)	—
Balance, end of year	$545	$543	$9	$50	$(239)	$(248)	$315	$345
1.For accumulated depreciation, (additions)/dispositions.
The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023
Balance, beginning of year	$16,663	$16,281	$2,464	$1,506	$(2,587)	$(2,105)	$16,540	$15,682
Changes in basis of accounting[1]	(4,668)	—	(476)	—	304	—	(4,840)	—
Additions/(dispositions)[2], net of assets reclassified as held for sale	(634)	613	(234)	(34)	359	106	(509)	685
Acquisitions through business combinations	45	—	—	—	—	—	45	—
Foreign currency translation and other	(301)	(231)	(36)	86	81	72	(256)	(73)
Fair value changes		—	20	976	—	—	20	976
Depreciation expenses	—	—	—	—	(660)	(660)	(660)	(660)
Impairment charges	—	—	(62)	(70)	—	—	(62)	(70)
Balance, end of year	$11,105	$16,663	$1,676	$2,464	$(2,503)	$(2,587)	$10,278	$16,540
1.Following the completion of the partial sale of BSREP IV to BWS, our investment in BSREP IV was deconsolidated and recognized within equity accounted investments. BN was issued additional Class C shares in BWS as consideration for the acquisition by BWS.
2.For accumulated depreciation, (additions)/dispositions.